LEASE AND OTHER RECEIVABLES, NET - SCHEDULE OF GROSS CARRYING AMOUNT AND LOSS ALLOWANCE PROVISION FOR LEASE RECEIVABLES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
CreditLossAllowanceProvision	$ (870,854)	$ (946,006)	$ (2,772,977)	$ (1,356,738)
Lease receivables, net	1,990,246	2,703,760
Lease Receivables
Disclosure of detailed information about financial instruments [line items]
Gross carrying amount	2,823,216	3,535,565
CreditLossAllowanceProvision	(832,970)	(831,805)	$ (2,646,337)	$ (1,294,649)
Lease receivables, net	$ 1,990,246	$ 2,703,760